Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Cash flows from operating activities:
Net (loss) / income	¥ 2,308,783	$ 322,519	¥ (19,314,134)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Reversal of credit losses	(3,282,461)	(458,534)	(1,840,875)
Lease termination loss/(gain)	(107,025)	(14,951)	310,673
Depreciation and amortization	540,851	75,553	242,022
Amortization of operating lease right-of-use asset	352,998	49,311	2,565,585
Impairment losses of property and equipment			963,867
Investment losses/(gain)	(224,015)	(31,293)	33,813
Gain from disposal of subsidiaries	(7,036)	(983)
Deferred tax benefit	(632,118)	(88,302)	(920,680)
Changes in operating assets and liabilities
Accounts receivable, net	(28,113,666)	(3,927,258)	(3,464,994)
Accounts receivable - related parties	(201,684)	(28,174)	(260,010)
Contract assets	2,041,085	285,123	(798,100)
Prepaid expenses and other current asset, net	5,239,314	731,891	3,753,560
Prepaid expenses - a related party	6,696,004	935,379	(260,513)
Others receivable - related parties	8,854,442	1,236,896
Accounts payable	(4,161,662)	(581,351)	894,174
Accounts payable - related parties	11,488,133	1,604,802	11,574,779
Contract liabilities	5,958,478	832,352	(2,165,606)
Accrued expenses and other current liabilities	(6,392,603)	(892,996)	(2,081,469)
Other payable - shareholders	(613,820)	(85,746)	(19,016)
Other payable - related parties	(136,074)	(19,008)	(2,704)
Tax payable	(191,449)	(26,744)	404,530
Operating lease liabilities	(508,737)	(71,067)	(4,255,704)
Net cash used in operating activities	(1,092,262)	(152,581)	(14,640,802)
Cash flows from investing activities:
Cash acquired from acquisition of subsidiaries			144,431
Purchase of property, equipment and intangible assets	(1,599,960)	(223,502)	(611,010)
Net cash used in investing activities	(1,599,960)	(223,502)	(466,579)
Cash flows from financing activities:
Proceeds from short-term borrowings	20,753,845	2,899,149	17,743,710
Proceeds from a long-term borrowing	4,000,000	558,768
Repayments of short-term borrowings	(16,983,674)	(2,372,485)	(21,910,317)
Repayment of a long-term borrowing			(300,000)
Proceeds from loans provided by shareholders			15,508,245
Proceeds from loans provided by related parties	40,000	5,588	3,000,000
Loans repayment to shareholders	(8,655,800)	(1,209,147)
Loans repayment to related parties	(2,233,700)	(312,030)	(4,000,000)
Loans to related parties	(935,906)	(130,739)
Payments for deferred offering costs	(110,958)	(15,500)	(513,201)
Capital injection by a non-controlling interest	151,000	21,094	20,000
Net cash provided by (used in) financing activities	(3,975,193)	(555,302)	9,548,437
Effect of exchange rate changes	(288,610)	(40,317)	30,607
Net decrease in cash and cash equivalents and restricted cash	(6,956,025)	(971,702)	(5,528,337)
Total cash and cash equivalents and restricted cash at beginning of the year	37,099,911	5,182,565	26,605,028
Total cash and cash equivalents at end of the year	30,143,886		21,076,691
Supplemental disclosure of cash flow information:
Income tax paid	90,670	12,666	172,377
Interest expense paid	374,713	52,344	645,490
Supplemental non-cash investing and financing information:
Obtaining right-of-use assets in exchange for operating lease liabilities	¥ 704,089	$ 98,356	¥ 7,203,051